[SB] Smith Barney
  [MF] Mutual Funds

  Your Serious Money. Professionally Managed.(TM)

  P R O S P E C T U S


  New Jersey
  Municipals
  Fund

  Class A,B,L AND Y Shares
  -------------------------------------
  July 28, 2000



  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

New Jersey Municipals Fund

 Contents

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   7
Management..................................................................   8
Choosing a class of shares to buy...........................................   9
Comparing the fund's classes................................................  10

Sales charges...............................................................  11
More about deferred sales charges...........................................  13
Buying shares...............................................................  14
Exchanging shares...........................................................  15
Redeeming shares............................................................  17
Other things to know about share transactions...............................  19
Dividends, distributions and taxes..........................................  21
Share price.................................................................  22
Financial highlights........................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to provide New Jersey investors with as high a level of current income exempt from federal income taxes and New Jersey personal income taxes as is consistent with prudent investment management and the preservation of capi-tal.

Principal investment strategies
Key investments The fund invests at least 80% of its net assets in municipal securities, and at least 65% of its net assets in primarily New Jersey munici-pal securities. New Jersey municipal securities include securities issued by the State of New Jersey and certain other municipal issuers, political subdivi-sions, agencies and public authorities that pay interest which is exempt from New Jersey personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from three to more than thirty years. The fund can invest up to 25% of its assets in below investment grade bonds or in unrated securi-ties of equivalent quality (commonly known as "junk bonds"). Investment grade bonds are those rated in any of the four highest long-term rating categories by a nationally recognized ratings organization, or if unrated, of comparable quality.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting indi-vidual securities, the manager:

 .Uses fundamental credit analysis to estimate the relative value and attrac-tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 .May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates
 .Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

New Jersey Municipals Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 .New Jersey municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New Jersey municipal issuers
 .Unfavorable legislation affects the tax-exempt status of municipal bonds
 .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal and New Jer-sey state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distribu-tions of the fund's income and gains will be taxable to investors in states other than New Jersey.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you:

 .Are a New Jersey taxpayer in a high federal tax bracket seeking income exempt from New Jersey and federal taxation
 .Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 .Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                                  [BAR CHART]

                                 90         8.03%
                                 91         12.22%
                                 92         9.43%
                                 93         12.98%
                                 94         (7.00)%
                                 95         17.12%
                                 96         4.14%
                                 97         9.25%
                                 98         6.00%
                                 99         (6.15)%

                       Calendar years ended December 31

Quarterly returns (past 10 years):
Highest: 7.12% in 1st quarter 1995; Lowest: (6.34)% in 1st quarter 1994 Year to date: 3.48% through 6/30/00

New Jersey Municipals Fund

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unman-aged index of municipal bonds and the Lipper New Jersey Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge appli-cable to the class, redemption of shares at the end of the period, and rein-vestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

Class           1 year   5 years 10 years Since inception Inception date
 A               (9.92)%  4.94%   5.90%        6.66%          4/22/88
 B              (10.58)%  5.10%     n/a        4.58%          11/6/92
 L               (8.49)%  4.97%     n/a        5.12%         12/13/94
 Y**                 n/a    n/a     n/a          n/a         11/07/94
Lehman Index     (2.06)%  6.91%   6.89%        7.32%            *
Lipper Average   (4.06)%  5.59%   6.31%        6.96%            *

 * Index comparison begins on April 30, 1988.

** There were no Class Y Shares outstanding for the calendar year ended Decem-ber 31, 1999.

                                                       Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)     Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                     4.00%    None   1.00%     None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase
or redemption)                                 None*   4.50%   1.00%     None

                         Annual fund operating expenses
(expenses deducted from fund assets)          Class A Class B Class L Class Y**
Management fees                                0.50%   0.50%   0.50%    0.50%
Distribution and service (12b-1) fees          0.15%   0.65%   0.70%     None
Other expenses                                 0.09%   0.11%   0.12%    0.09%
                                               -----   -----   -----    -----
Total annual fund operating expenses           0.74%   1.26%   1.32%    0.59%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**"Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the year ended March 31, 2000.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $473   $627    $795    $1,282
Class B (redemption at end of period)   $578   $700    $792    $1,379
Class B (no redemption)                 $128   $400    $692    $1,379
Class L (redemption at end of period)   $333   $514    $816    $1,674
Class L (no redemption)                 $233   $514    $816    $1,674
Class Y (with or without redemption)    $ 60   $189    $329    $  738

New Jersey Municipals Fund

 More on the fund's investments

New Jersey municipal securities New Jersey municipal securities include debt obligations issued by certain non-New Jersey governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on New Jersey municipal securities is exempt from federal income tax and New Jersey personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The New Jersey municipal secu-rities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. The fund may also invest up to 35% of its net assets in municipal securities of non-New Jersey issuers. These will generally be exempt from federal, but not New Jersey, income taxes.

Below investment grade securities Below investment grade securities, also known as "junk bonds", are considered speculative with respect to the issuer's abil-ity to pay interest and principal, involve a high risk of loss and are suscep-tible to default or decline in market value because of adverse economic and business developments. The market value for these securities tends to be very volatile, and these securities are less liquid than investment grade debt secu-rities.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
 .As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond accurately to changes in the value of the fund's hold-ings. The other parties to certain futures present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                                                       Smith Barney Mutual Funds

 Management

Manager The fund's investment adviser and administrator is SSB
Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial servic-es--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund since February 1999. Mr. Deane has 30 years of securities business experi-ence.

Management fees During the fiscal year ended March 31, 2000, the manager received an advisory fee and an administrative fee equal to 0.30% and 0.20%, respectively, of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain functions, including shareholder record keeping and accounting services.


New Jersey Municipals Fund

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                               Initial           Additional
                                     Classes A, B, L Class Y     All Classes
General                                  $1,000      $15 million     $50
Monthly Systematic Investment Plans        $25           n/a         $25
Monthly Systematic Investment Plans        $50           n/a         $50
Uniform Gift to Minor Accounts            $250       $15 million     $50

                                                       Smith Barney Mutual Funds

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A      Class B      Class L      Class Y
Key features             . Initial     . No initial  . Initial      .No initial
                           sales         sales         sales         or deferred
                           charge        charge        charge is     sales
                          .You may     . Deferred      lower than    charge
                           qualify for   sales         Class A      .Must
                           reduction     charge       .Deferred      invest at
                           or waiver     declines      sales         least $15
                           of initial    over time     charge for    million
                           sales        .Converts      only 1 year  .Lower
                           charge        to Class A   .Does not      annual
                          .Lower         after 8       convert to    expenses
                           annual        years         Class A       than the
                          expenses     . Higher      . Higher        other
                          than Class     annual        annual        classes
                          B and          expenses      expenses
                          Class L        than          than
                                         Class A       Class A
----------------------------------------------------------------------------
Initial sales charge     Up to 4.00%;    None          1.00%         None
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
----------------------------------------------------------------------------
Deferred sales charge    1.00% on        Up to 4.50%   1.00% if you  None
                         purchases of    charged when  redeem
                         $500,000 or     you redeem    within 1
                         more if you     shares. The   year of pur-
                         redeem          charge is     chase
                         within 1        reduced over
                         year of pur-    time and
                         chase           there is no
                                         deferred
                                         sales charge
                                         after 6
                                         years
----------------------------------------------------------------------------
Annual distribution and  0.15% of        0.65% of      0.70% of      None
service fees             average         average       average
                         daily net       daily net     daily net
                         assets          assets        assets
----------------------------------------------------------------------------
Exchange privilege*      Class A         Class B       Class L       Class Y
                         shares of       shares of     shares of     shares of
                         most Smith      most Smith    most Smith    most Smith
                         Barney funds    Barney funds  Barney funds  Barney
                                                                     funds
----------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

New Jersey Municipals Fund

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount  Dealer's Reallowance
Amount of purchase               price (%) invested (%)  as % of Offering Price
Less than $25,000                  4.00        4.17           3.60
$25,000 but less than $50,000      3.50        3.63           3.15
$50,000 but less than $100,000     3.00        3.09           2.70
$100,000 but less than $250,000    2.50        2.56           2.25
$250,000 but less than $500,000    1.50        1.52           1.35
$500,000 or more                    -0-         -0-            -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

                                                       Smith Barney Mutual Funds

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd 3rd 4th 5th 6th through 8th
Deferred sales charge  4.5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial                              On reinvestment of Upon exchange from
purchase                                dividends and      another Smith Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)

New Jersey Municipals Fund

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

                                                       Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

               You should contact your Salomon Smith Barney Financial Con-
     Through a   sultant or dealer representative to open a brokerage account
 Salomon Smith   and make arrangements to buy shares.
        Barney
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Certain investors who are clients of the selling group are
   fund's sub-   eligible to buy shares directly from the fund.
      transfer
         agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney New Jersey Municipals Fund Inc.
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

New Jersey Municipals Fund

     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the sub-transfer agent to transfer funds automati-
    investment   cally from a regular bank account, cash held in a Salomon
          plan   Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly
                 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors


                 . You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                 . Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Con-sultant, dealer representative or the transfer agent.
                 . You must meet the minimum investment amount for each fund
                   (except for systematic exchanges).
                 . If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.


                                                       Smith Barney Mutual Funds

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

New Jersey Municipals Fund

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Smith Barney New Jersey Municipals Fund Inc.
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is
                   registered

                                                       Smith Barney Mutual Funds

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

New Jersey Municipals Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

                                                       Smith Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

New Jersey Municipals Fund

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or divi-dends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                       Federal tax status     New Jersey tax status
Redemption or exchange of shares  Usually capital gain   Usually capital gain
                                  or loss; long-term     or loss
                                  only if shares owned
                                  more than one year

Long-term capital gain            Taxable gain           Taxable gain
distributions
Short-term capital gain           Ordinary income        Ordinary income
distributions

Dividends                         Exempt if from         Exempt if from
                                  interest on tax-       interest on New
                                  exempt securities,     Jersey municipal
                                  otherwise ordinary     securities,
                                  income                 otherwise ordinary
                                                         income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of

                                                       Smith Barney Mutual Funds
shares during the previous year. If you do not provide the fund with your cor-rect taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

New Jersey Municipals Fund

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, appears in the fund's annual report dated March 31, 2000 (available upon request). No information is presented for Class Y shares because no Class Y shares were outstanding during these fiscal years.

 For a Class A share of capital stock outstanding throughout each year ended March 31:

                                    2000(/1/)  1999(/1/)   1998    1997    1996
--------------------------------------------------------------------------------
 Net asset value, beginning of
 year                                $13.26     $13.44   $12.92  $12.88  $12.62
--------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                 0.65       0.66     0.70    0.70    0.70
 Net realized and unrealized gain
 (loss)                               (1.21)      0.05     0.59    0.02    0.26
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                           (0.56)      0.71     1.29    0.72    0.96
--------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                (0.64)     (0.66)   (0.71)  (0.68)  (0.70)
 Net realized gains                   (0.10)     (0.23)   (0.06)     --      --
--------------------------------------------------------------------------------
 Total distributions                  (0.74)     (0.89)   (0.77)  (0.68)  (0.70)
--------------------------------------------------------------------------------
 Net asset value, end of year        $11.96     $13.26   $13.44  $12.92  $12.88
--------------------------------------------------------------------------------
 Total return                         (4.28)%     5.41%   10.20%   5.74%   7.77%
--------------------------------------------------------------------------------
 Net assets, end of year
 (millions)                            $136       $170     $158    $148    $154
--------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                              0.74%      0.75%    0.75%   0.76%   0.84%
 Net investment income                 5.26       4.89     5.22    5.44    5.41
--------------------------------------------------------------------------------
 Portfolio turnover rate                 21%        52%      55%     36%     22%
--------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended March 31:

                                2000(/1/)  1999(/1/)    1998     1997     1996
-------------------------------------------------------------------------------
 Net asset value, beginning of
 year                             $13.25     $13.44   $12.92   $12.88   $12.62
-------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income              0.59       0.59     0.63     0.64     0.63
 Net realized and unrealized
 gain (loss)                       (1.22)      0.04     0.59     0.02     0.26
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                        (0.63)      0.63     1.22     0.66     0.89
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income             (0.57)     (0.59)   (0.64)   (0.62)   (0.63)
 Net realized gains                (0.10)     (0.23)   (0.06)      --       --
-------------------------------------------------------------------------------
 Total distributions               (0.67)     (0.82)   (0.70)   (0.62)   (0.63)
-------------------------------------------------------------------------------
 Net asset value, end of year     $11.95     $13.25   $13.44   $12.92   $12.88
-------------------------------------------------------------------------------
 Total return                      (4.82)%     4.80%    9.66%    5.23%    7.20%
-------------------------------------------------------------------------------
 Net assets, end of year
 (000s)                          $55,108    $69,350  $65,773  $62,249  $63,272
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                           1.26%      1.28%    1.27%    1.28%    1.36%
 Net investment income              4.74       4.37     4.70     4.92     4.90
-------------------------------------------------------------------------------
 Portfolio turnover rate              21%        52%      55%      36%      22%
-------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

New Jersey Municipals Fund

 For a Class L share(/1/) of capital stock outstanding throughout each year ended March 31:

                               2000(/2/)  1999(/1/)(/2/)   1998    1997    1996
--------------------------------------------------------------------------------
 Net asset value, beginning
 of year                        $13.25        $13.43     $12.92  $12.88  $12.62
--------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income            0.59          0.58       0.61    0.63    0.62
 Net realized and unrealized
 gain (loss)                     (1.23)         0.05       0.59    0.02    0.27
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                      (0.64)         0.63       1.20    0.65    0.89
--------------------------------------------------------------------------------
 Less distributions from:
 Net investment income           (0.56)        (0.58)     (0.63)  (0.61)  (0.63)
 Net realized gains              (0.10)        (0.23)     (0.06)     --      --
--------------------------------------------------------------------------------
 Total distributions             (0.66)        (0.81)     (0.69)  (0.61)  (0.63)
--------------------------------------------------------------------------------
 Net asset value, end of
 year                           $11.95        $13.25     $13.43  $12.92  $12.88
--------------------------------------------------------------------------------
 Total return                    (4.86)%        4.78%      9.50%   5.17%   7.17%
--------------------------------------------------------------------------------
 Net assets, end of year
 (000s)                         $8,544        $9,093     $6,153  $4,861  $3,812
--------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                         1.32%         1.32%      1.39%   1.32%   1.41%
 Net investment income            4.70          4.32       4.58    4.88    4.82
--------------------------------------------------------------------------------
 Portfolio turnover rate            21%           52%        55%     36%     22%
--------------------------------------------------------------------------------

(/1/) On June 12, 1998, the former Class C shares were renamed Class L shares (/2/) Per share amounts have been calculated using the monthly average shares method.

                                                       Smith Barney Mutual Funds

                                                    [LOGO OF SalomonSmithBarney]
                                                    ----------------------------
                                                           A member of citigroup

New Jersey
Municipals Fund

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-5406)
FD0231 7/00